Long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Details of long-term debt
Lease liabilities	$ 208.6	$ 188.7
Long-term debt	1,765.7	520.5
Current liabilities	92.3	42.8	$ 32.7
Non-current	1,673.4	477.7	$ 429.6
Credit Facility
Details of long-term debt
Borrowings	1,568.0	335.5
Deferred debt transaction costs	(10.9)	(3.7)
Long-term debt excluding Lease liabilities	$ 1,557.1	$ 331.8